Revenue	12 Months Ended
Mar. 31, 2020
Revenue Recognition and Deferred Revenue [Abstract]
REVENUE

NOTE 3: REVENUE

The Company accounts for revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers, which the Company early adopted effective April 1, 2017. No cumulative adjustment to accumulated deficit was required, and the early adoption did not have a material impact on our consolidated financial statements, as no material arrangements prior to the adoption were impacted by the new pronouncement.

The following table disaggregates the Company's revenue by major source for the years ended March 31:

	2020	2019
Revenue:
Walmart	$-	$1,000
Software as a Service ("SaaS")	28	62
Professional Services	145	-
Financial Services	175	-
Oil and Gas Services	225	-
Equipment rental	4	-
Fuel rebate	4	-
	$581	$1,062

Revenues in the year ended March 31, 2019 were principally from a project with Walmart. After paying invoices for $1,000 through June, Walmart has not paid the final $500. As a result, the Company had established an allowance for doubtful accounts of $500 and subsequently wrote off the allowance against the receivable when it was determined that this receivable would not be collected despite the performance obligation satisfied. Zest SaaS revenues in the years ended March 31, 2020 and 2019 were from retailers and produce growers. There were no significant contract asset or contract liability balances for all periods presented. The Company does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts for which we recognize revenue at the amount to which we have the right to invoice for services performed.

Subsequent to the acquisitions of Trend Discovery and Banner Midstream, the Company in 2020 recorded revenues for financial services and oil and gas services and production. For both of these entities, revenues are billed upon the completion of the performance obligations.

Collections of the amounts billed are typically paid by the customers within 30 to 60 days.